Investments (Fair Value of Fixed Income Securities by Contractual Maturity) (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less	$ 146
Due after one year through five years	511
Due after five years through ten years	442
Due after ten years	761
Total	1,860
Virginia Electric and Power Company
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less	80
Due after one year through five years	280
Due after five years through ten years	279
Due after ten years	413
Total	$ 1,052